Subsidiaries and non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2025
Subsidiaries And Non-Controlling Interests [Abstract]
Summary of Significant Subsidiaries Within The Group
Details of the significant subsidiaries within the Group are as follows:

Name of subsidiaries	Country of incorporation/ operation	Ownership interests held by the Group
		2025	2024
		%	%
Grab Holdings Inc.	Cayman	100	100
Grab Inc.	Cayman	100	100
A2G Holdings Inc.	Cayman	100	100
A6 Holding Inc.	Cayman	100	100

Summary of Non-Controlling Interests

(in $ millions)	$
Carrying amount of non-controlling interests acquired	32
Derecognition of preference shares held by non-controlling interests	5
Consideration paid to non-controlling interests	(130)
Decrease in equity attributable to owners of the Company recognized in accumulated losses	(93)